Prepayments and Other Assets,Net (Details) - Schedule of Prepayments and Other Assets - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Schedule of Prepayments and Other Assets [Abstract]
Prepayments to suppliers and others	$ 409,322	$ 272,129
Allowance	(6,423)
Total prepayments and other assets,net	$ 402,899	$ 272,129